CONDENSED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ 1,260	$ 0	$ 3	$ 33,642	$ (32,385)
Balance (in shares) at Dec. 31, 2013		0	27,252,966
Stock-based compensation	1,319	$ 0	$ 0	1,319	0
Common stock and warrants issued as payment of services and consulting fees	735	$ 0	$ 0	735	0
Common stock and warrants issued as payment of services and consulting fees (in shares)		0	798,020
Sale of common stock and warrants at $0.80 per share (Registered Offering)	3,331	$ 0	$ 0	3,331	0
Sale of common stock and warrants at $0.80 per share (Registered Offering) (in shares)		0	4,163,961
Sale of common stock and warrants at $0.80 per share (Private Placement)	773	$ 0	$ 0	773	0
Sale of common stock and warrants at $0.80 per share (Private Placement) (in shares)		0	966,250
Issuance cost of sales of common stock and warrants	(327)	$ 0	$ 0	(327)	0
Net loss	(6,994)	0	0	0	(6,994)
Balance at Dec. 31, 2014	97	$ 0	$ 3	39,473	(39,379)
Balance (in shares) at Dec. 31, 2014		0	33,181,197
Stock-based compensation	138	$ 0	$ 0	138	0
Common stock and warrants issued as payment of services and consulting fees	175	$ 0	$ 0	175	0
Common stock and warrants issued as payment of services and consulting fees (in shares)		0	127,712
Common stock issued upon conversion of note payable	139	$ 0	$ 0	139	0
Common stock issued upon conversion of note payable (in shares)		0	262,500
Sale of common stock and warrants at $0.70 per share	2,514	$ 0	$ 0	2,514	0
Sale of common stock and warrants at $0.70 per share (in shares)		0	3,591,278
Exercise of warrants	926	$ 0	$ 1	925	0
Exercise of warrants (in shares)		0	4,599,669
Sale of preferred stock and warrants at $0.15 per share	1,853	$ 0	$ 0	1,853	0
Sale of preferred stock and warrants at $0.15 per share (in shares)		1,853	0
Issuance cost of sales of common stock and warrants	(506)	$ 0	$ 0	(506)	0
Derivative liability	(1,358)	0	0	(1,358)	0
Net loss	(5,886)	0	0	0	(5,886)
Balance at Dec. 31, 2015	(1,908)	$ 0	$ 4	43,353	(45,265)
Balance (in shares) at Dec. 31, 2015		1,853	41,762,356
Stock-based compensation	23			23
Net loss	(490)				(490)
Balance at Mar. 31, 2016	$ (2,375)		$ 4	$ 43,376	$ (45,755)
Balance (in shares) at Mar. 31, 2016		1,853	41,762,356